Note 10 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 7,790	$ 10,589
Lease termination period	1 year
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 0
Oslo office lease [member]
Statement Line Items [Line Items]
Minimum lease payments payable under non-cancellable operating lease	800	1,600
Expected future minimum sublease payments receivable under non-cancellable subleases, classified as operating lease	400
Wroclaw office lease [member]
Statement Line Items [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 4,900	$ 6,500